Lease obligations	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease obligations

14.  Lease obligations

The lease obligations as at December 31, 2021, are as follows:

$
Balance - January 1, 2019	183,424
Add: Interest Expense	11,480
Less: Lease Payments	(42,285)
Balance - December 31, 2019	152,619
Add: Interest Expense	10,367
Less: Lease Payments	(39,993)
Effects of foreign exchange	2,969
Balance - December 31, 2020	125,962
Additions	179,755
Add: Interest Expense	9,349
Less: Lease Payments	(57,566)
Effects of foreign exchange	(2,144)
Balance - December 31, 2021	255,356
Current	124,311
Non-current	131,045
Balance - December 31, 2021	255,356

Lease obligations are related to the Company's office leases. As of December 31, 2021, the Company did not occupy one of the leased premise. The Company has commenced plans to sublease the premise, however, it is unknown if or when the Company will be able to sublease the premises.

The following table sets out a maturity analysis of the lease payments payable, showing the undiscounted lease payments to be paid on an annual basis, reconciled to the lease obligation.

$
Less than one year	136,318
One to two years	138,862
Thereafter	-
Total undiscounted lease payments payable	275,180
Less: impact of present value	(19,824)
Balance - December 31, 2021	255,356